Discontinued Operations, Assets Held for Sale - Components Attributable to Commercial Business (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge form classification as held for sale					$ 0	$ (8,071)	$ 0
Loss on sale of commercial business assets					0	(4,549)	0
Loss from discontinued operations	$ (1,302)	$ (2,889)	$ (10,738)	$ (6,280)	(12,448)	(24,946)	(8,322)
Commercial Business Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue					0	9,734	9,319
Cost of revenue					0	(1,780)	(1,403)
Additional channel obligations	(105)	(656)	(428)	(1,666)	(2,886)	0	0
Amortization of certain acquired intangible assets					0	(921)	(440)
Research and development					0	(355)	(680)
Selling, general, and administrative	(897)	(2,233)	(2,510)	(4,614)	(9,562)	(17,655)	(15,118)
Impairment charge form classification as held for sale					0	(8,071)	0
Settlements associated with USAO NJ and DOJ and the qui tam action	(300)	0	(7,800)	0
Loss on sale of commercial business assets					0	(4,549)	0
Loss from discontinued operations	$ (1,302)	$ (2,889)	$ (10,738)	$ (6,280)
Severance and exit costs					0	(1,349)	0
Loss from discontinued operations					$ (12,448)	$ (24,946)	$ (8,322)